Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 780	$ 1,000	$ 916	$ 850	$ 901	$ 928	$ 907	$ 845	$ 3,546	$ 3,580
Dividends on non-vested restricted stock									(31)	(31)
Net income allocated to stockholders									$ 3,515	$ 3,549
Basic earnings per share
Income available to common stockholders, Weighted-Average Shares									4,861,942	4,907,799
Income available to common stockholders, Per Share Amount	$ 0.17	$ 0.2	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.72	$ 0.72
Effect of dilutive securities
Restricted stock awards									123,857	108,521
Diluted earnings per share
Income available to common stockholders and assumed conversions, Net Income									$ 3,515	$ 3,549
Income available to common stockholders and assumed conversions, Weighted Average Shares									4,985,799	5,016,320
Income available to common stockholders and assumed conversions, Per Share Amount	$ 0.16	$ 0.2	$ 0.18	$ 0.17	$ 0.18	$ 0.18	$ 0.18	$ 0.17	$ 0.71	$ 0.71